Share-based payments	6 Months Ended
Jun. 30, 2026
Share-based payments
Share-based payments

26.Share-based payments

In 2016 the Company adopted a Long-Term Incentive Plan (“LTIP”). Under the LTIP key employees and deemed employees (individuals providing similar personal services) rendered services to the Group in exchange for share options (further referred to as “options”). Within the LTIP several tranches of share options for Nexters Global’s Class A shares and Class B shares were issued as stated below.

In addition to the LTIP, in November 2021 the Company approved its 2021 Employee Stock Option Plan (the “ESOP”). Under the ESOP, key staff employed by the Group and our independent non-executive directors have rendered services in exchange for equity instruments.

The Company granted a number of share options under the ESOP, including: Newly granted share options;

●	Share options, which represent modification of the outstanding options (see Modified complex options further below).

The common condition for both of these share option types is that they have service condition. The Group’s management believes that all employees, which received share-based compensation will continue to contribute to the Group’s projects and/or be employed by the Group during the respective vesting periods.

Below is the descriptions of the options granted:

Type of options	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
ESOP options	November 2021, depending on the employee	201,947	*	2021-2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	22,074	*	2022-2026	Service condition
Total share options outstanding as at June 30, 2026		224,021		—	—
*	Options granted refer to GDEV Inc. shares (adjusted for reverse share split)

We classified these share-based payment transactions as equity-settled whereby the Group receives services in exchange for its own equity instruments. We recorded share-based payments expense in general and administrative expenses of our consolidated statement of profit or loss and other comprehensive income.

The table below summarizes the share-based payments expense for the periods ended June 30, 2026 and 2025:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Class B complex vesting	6	18	3	9
Employee stock option plan	366	445	333	373
Total recorded expenses	372	463	336	382
therein recognized:
within General and administrative expenses	372	463	336	382

In relation to the share-based payment expense for the six months ended June 30, 2026 and 2025  we recognized the increase in Other reserves of 372 and 463 as it corresponds to the equity settled portion of the share options.

The table below summarizes the number of outstanding share options at the beginning and the end of six months ended June 30, 2026 and 2025:

	Employee	Class B complex
	stock option	vesting - related to
	plan	GDEV Inc shares
Outstanding at the beginning of the period 2026 (units)	178,228	22,074
Granted during the period (units)	23,719	—
Outstanding at June 30, 2026 (units)	201,947	22,074

	Employee	Class B complex
	stock option	vesting - related to
	plan	GDEV Inc shares
Outstanding at the beginning of the period 2025 (units)	187,323	36,789
Granted during the period (units)	15,663	—
Exercised during the period (units)	(6,933)	(14,715)
Outstanding at the end of the period June 30, 2025 (units)	196,053	22,074

Share options granted in 2021 (ESOP options)

The ESOP share options have only service conditions.

We have estimated the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value at the grant date:

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 78.6 to 87.1
Strike (exercise) price, US$	0 or 100 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

As at June 30, 2025 one of the Group’s directors exercised some of their ESOP option plan in total 6,933 options. On June 25, 2025 the directors were granted additional 15,663 shares under the ESOP option plan. During the year ended December 31, 2025 three directors exercised 24,758 options of their ESOP option plan in total.

On June 30, 2026 the directors were granted additional 23,719 shares under the ESOP option plan.

Modified complex options

Under the LTIP adopted in 2016, the Company granted Class B share options on January 1, 2019 with a service condition and a performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options was ten years. The fair value of granted awards was calculated as fair value of 100% share capital of the Company (Equity Value – “EV”) at the grant date adjusted for the discount for lack of marketability (DLOM) and multiplied by the respective share of ownership of the respective tranche. The EV was estimated based on comparable companies’ EV/OCI multiples. Monte-Carlo Simulation method was used for the probability determination, based on which the judgment about the recognition was made.

For the purposes of the valuation each performance condition threshold was treated as a separate option with a separate valuation of the vesting period.

The following table presents fair value of options and related parameters used to estimate the fair value of our options at the grant date and probability of vesting:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 130 complex options**	7,856.12
*-	applied to the result of fair value estimation.
**-	total FV of 130 complex options related to Nexters Global shares that in November of 2021 were modified into 441,461 complex options related to the shares in GDEV Inc.

Strike price for the above-mentioned option at the beginning of 2021 was US$0.00

As part of the new ESOP, the Company modified the complex options in November 2021. Under the modified program for a portion of the options the non-market performance condition was eliminated, and they include only the service condition. For the remaining options the performance conditions were modified such that only the non-market performance targets were modified. The Company considered the modification to be beneficial to the recipients.

As at June 30, 2025 one of the Group’s employees exercised one further additional tranche of 14,715.

As at June 30, 2026 there were no exercises.